Property and equipment, net (Tables)	6 Months Ended
Mar. 31, 2026
Property and equipment, net
Schedule of property and equipment
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Machinery and equipment	$2,397,386	$2,322,963
Property and buildings	-	62,048
Vehicles	25,787	24,986
Subtotal	2,423,173	2,409,997
Less: accumulated depreciation	(1,758,719)	(1,530,751)
Property and equipment, net	$664,454	$879,246